Shareholders' Equity, Dividends, Legal Reserve and Restrictions on Certain Transactions (Details) $ / shares in Units, $ in Thousands, $ in Millions							12 Months Ended
	Nov. 11, 2024 $ / shares	Jul. 15, 2024 $ / shares	Apr. 29, 2024 Intallment $ / shares	Nov. 13, 2023 $ / shares	Jul. 17, 2023 $ / shares	Apr. 27, 2023 Intallment $ / shares	Dec. 31, 2024 MXN ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 MXN ($)	Dec. 31, 2022 MXN ($)	Dec. 31, 2021 MXN ($)
Dividends [Abstract]
Dividend declaration date			Apr. 29, 2024			Apr. 27, 2023
Dividends paid (per share)			$ 0.48			$ 0.46
Number of installments for dividends to be paid | Intallment			2			2
Legal Reserve [Abstract]
Percentage of net profit to be allocated to legal reserve							5.00%
Percentage of legal reserve to reach capital stock							20.00%
Equity							$ 432,184,321	$ 21,323	$ 421,702,382	$ 437,829,273	$ 454,041,726
Restrictions on Certain Transactions [Abstract]
Maximum percentage of restrictions on share transactions							10.00%
Legal Reserve [Member]
Legal Reserve [Abstract]
Equity | $							$ 358,440		$ 358,440	$ 358,440	$ 358,440
Dividend Paid for Q3 [Member]
Dividends [Abstract]
Dividends paid (per share)		$ 0.24			$ 0.23
Dividend paid date			Jul. 15, 2024			Jul. 17, 2023
Dividend Paid for Q4 [Member]
Dividends [Abstract]
Dividends paid (per share)	$ 0.24			$ 0.23
Dividend paid date			Nov. 11, 2024			Nov. 13, 2023